Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Abstract]
Changes In Other Comprehensive Income (Loss) [TableTextBlock]

	For the years ended December 31,
	2012			2011
(In thousands)	Pre-tax	Tax	After-tax	Pre-tax	Tax	After-tax
Net unrealized gains on securities:
Balance, beginning of period			$1,147			$423
Unrealized holding gains arising during period	$877	$315	562	$1,631	$627	1,004
Less: Reclassification adjustment for gains included in net income	566	190	376	421	141	280
Net unrealized gains on securities arising during the period	311	125	186	1,210	486	724
Balance, end of period			1,333			1,147

Net unrealized gains (losses) on cash flow hedges:
Balance, beginning of period			$(26)			$(300)
Unrealized holding gain on cash flow hedges arising during the period	$43	$17	26	$456	$182	274
Balance, end of period			-			(26)
Total accumulated other comprehensive income			$1,333			$1,121